Average number of employees (Detail) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment in equity accounted units
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	3,305	3,254	3,141
Investment in equity accounted units | Australia and New Zealand
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	704	648	634
Investment in equity accounted units | Canada
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	0	0	0
Investment in equity accounted units | UK
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	0	0	0
Investment in equity accounted units | Europe
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	0	0	0
Investment in equity accounted units | Africa
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	1,218	1,253	1,214
Investment in equity accounted units | US
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	0	0	0
Investment in equity accounted units | Mongolia
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	0	0	0
Investment in equity accounted units | South America
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	1,383	1,353	1,293
Investment in equity accounted units | India
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	0	0	0
Investment in equity accounted units | Singapore
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	0	0	0
Investment in equity accounted units | Other countries
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	0	0	0
Subsidiaries and joint operations
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	50,421	46,091	44,333
Percent of employees of subsidiary companies	100.00%
Subsidiaries and joint operations | Australia and New Zealand
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	23,829	21,861	20,482
Subsidiaries and joint operations | Canada
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	13,344	12,270	11,814
Subsidiaries and joint operations | UK
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	202	189	172
Subsidiaries and joint operations | Europe
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	994	1,003	1,020
Subsidiaries and joint operations | Africa
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	2,797	2,484	2,559
Subsidiaries and joint operations | US
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	3,655	3,471	3,543
Subsidiaries and joint operations | Mongolia
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	4,175	3,513	3,465
Subsidiaries and joint operations | South America
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	286	213	220
Subsidiaries and joint operations | India
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	396	354	324
Subsidiaries and joint operations | Singapore
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	454	450	456
Subsidiaries and joint operations | Other countries
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	289	283	278